Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

Supplement to Summary Prospectus for RS Investment Quality Bond VIP Series dated May 1, 2013

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2013, as supplemented July 18, 2013, the Series’ SAI, dated May 1, 2013, as supplemented July 2, 2013, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2012.

Effective July 18, 2013, Demetrios Tsaparas will join the investment team of the Series as a co-portfolio manager.

The sub-section titled “Investment Team” under the section titled “Management of the Series” is amended and restated in its entirety as follows:

Robert J. Crimmins Jr., co-portfolio manager, has managed the Series since 2004. David J. Marmon, co-portfolio manager, has managed the Series since 2013. Demetrios Tsaparas, CFA, co-portfolio manager, has managed the Series since July 2013.

July 18, 2013

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS VARIABLE PRODUCTS TRUST

Supplement to Summary Prospectus for RS Low Duration Bond VIP Series dated May 1, 2013

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2013, as supplemented July 18, 2013, the Series’ SAI, dated May 1, 2013, as supplemented July 2, 2013, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2012.

Effective July 18, 2013, Leslie Barbi and John Gargana will join the investment team of the Series as co-portfolio managers.

The sub-section titled “Investment Team” under the section titled “Management of the Series” is amended and restated in its entirety as follows:

Robert J. Crimmins Jr., co-portfolio manager, has managed the Series since 2004. Leslie Barbi and John Gargana, co-portfolio managers, have each managed the Series since July 2013.

July 18, 2013